Notes Payable	12 Months Ended
Dec. 31, 2013
Notes Payable [Abstract]
Notes Payable
(13) Notes Payable

As of December 31, 2013, Shandong Fuwei had banker’s acceptances opened with a maturity from three to six months totaling RMB81,990 (US$13,544) for payment in connection with raw materials on a total deposits of RMB40,998 (US$6,772) at SPD Bank.

Notes payable consisted of the following:

	December 31, 2013		December 31, 2012
Issuing bank	RMB	US$	RMB
SPD Bank	81,990	13,544	38,299
	81,990	13,544	38,299